Schedule of Investments (unaudited) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.4%
Axon Enterprise, Inc.(a)(b)	620,297	$85,433,506
HEICO Corp.	339,811	52,174,581

		137,608,087

Auto Components — 1.6%
Fox Factory Holding Corp.(b)	497,765	48,756,082

Biotechnology(b) — 1.7%
Halozyme Therapeutics, Inc.	1,011,821	40,351,421
Natera, Inc.	285,939	11,631,999

		51,983,420

Building Products — 1.5%
AZEK Co., Inc.(b)	1,883,271	46,780,452

Chemicals — 1.3%
Amyris, Inc.(a)(b)	9,535,672	41,575,529

Diversified Consumer Services(b) — 3.6%
Bright Horizons Family Solutions, Inc.	42,067	5,581,870
Duolingo, Inc.	606,627	57,696,294
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(c)(d)	6,224	47,080,248

		110,358,412

Electrical Equipment — 1.3%
Shoals Technologies Group, Inc., Class A(b)	2,459,009	41,901,513

Electronic Equipment, Instruments & Components — 1.8%
908 Devices, Inc.(b)(e)	2,180,936	41,459,593
Halma PLC	490,623	16,051,762

		57,511,355

Entertainment — 1.7%
Kahoot! ASA(b)	16,643,163	51,730,223

Equity Real Estate Investment Trusts (REITs) — 1.6%
Innovative Industrial Properties, Inc.	105,572	21,684,489
Rexford Industrial Realty, Inc.	364,316	27,174,330

		48,858,819

Food Products — 1.8%
Freshpet, Inc.(b)	537,055	55,123,325

Health Care Equipment & Supplies(b) — 3.7%
Figs, Inc., Class A	2,019,099	43,451,010
Inmode Ltd.	310,110	11,446,160
Outset Medical, Inc.	937,077	42,543,296
Pulmonx Corp.	710,943	17,638,496

		115,078,962

Health Care Technology(b) — 4.4%
Certara, Inc.	2,038,068	43,777,701
Health Catalyst, Inc.	1,078,326	28,176,658
Phreesia, Inc.(a)(f)	2,429,672	64,046,154

		136,000,513

Hotels, Restaurants & Leisure — 4.1%
Evolution AB(g)	180,937	18,407,501
Penn National Gaming, Inc.(a)(b)	1,079,647	45,798,626
Planet Fitness, Inc., Class A(b)(f)	683,153	57,712,765
Wingstop, Inc.	56,982	6,686,838

		128,605,730

Security	Shares	Value

Internet & Direct Marketing Retail — 2.0%
Fiverr International Ltd.(b)	816,242	$62,091,529

IT Services(b) — 6.4%
DigitalOcean Holdings, Inc.	1,205,966	69,765,133
Globant SA	308,321	80,801,685
Salt Pay Co., Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(c)(d)	25,742	46,778,105

		197,344,923

Life Sciences Tools & Services — 8.6%
10X Genomics, Inc., Class A(b)(f)	825,102	62,765,509
Azenta, Inc.	617,277	51,159,918
Bio-Techne Corp.(f)	200,167	86,680,318
Olink Holding AB, ADR(b)	1,334,665	23,570,184
Repligen Corp.(b)	200,338	37,681,574
Seer, Inc., Class A(b)	270,191	4,117,711

		265,975,214

Machinery — 1.8%
Chart Industries, Inc.(b)	329,944	56,674,481

Road & Rail — 1.3%
Saia, Inc.(b)	170,928	41,675,665

Semiconductors & Semiconductor Equipment — 8.9%
Ambarella, Inc.(b)	632,200	66,330,424
Entegris, Inc.(f)	756,743	99,330,086
Lattice Semiconductor Corp.(b)	285,008	17,371,238
Monolithic Power Systems, Inc.(a)	189,263	91,921,254

		274,953,002

Software(b) — 17.6%
Avalara, Inc.(a)(f)	834,522	83,043,284
Bill.Com Holdings, Inc.	456,531	103,536,665
Blackline, Inc.	304,049	22,262,468
Five9, Inc.(a)	790,619	87,284,338
Gitlab, Inc., Class A(h)	909,791	49,538,120
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(c)(d)	1,001,454	26,438,386
nCino, Inc.	691,461	28,336,072
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(c)(d)	208,333	9,939,567
Paylocity Holding Corp.(a)	338,353	69,622,897
SiteMinder Ltd.	11,802,990	40,161,540
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(c)(d)	199,738	2,730,418
Snyk Ltd., (Acquired 09/02/21, Cost: $25,961,537)(c)(d)	1,809,860	22,804,236

		545,697,991

Specialty Retail — 0.2%
Leslie’s, Inc.(b)	274,132	5,307,196

Total Common Stocks — 81.3% (Cost: $3,349,762,357)		2,521,592,423

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Notes

Specialty Retail — 0.4%
Super73, Inc. (Acquired: 12/21/21, Cost: $12,000,000), 0.00%(b)(c)(d)	$12,000	$12,000,000

Total Convertible Notes — 0.4% (Cost: $12,000,000)		12,000,000

	Shares

Preferred Securities

Preferred Stocks — 18.9%(b)(c)(d)

Aerospace & Defense — 1.5%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)	2,189,612	45,631,514

Banks — 0.8%
Varo Money Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	24,131,494

Capital Markets — 1.7%
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	52,000,001

Entertainment — 0.4%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)	32,690	13,785,700

Food Products — 1.0%
Motif Food Works, Inc., (Acquired 06/08/21, Cost: $39,999,986)	1,972,240	31,023,335

Hotels, Restaurants & Leisure — 1.0%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,945)	191,067	26,185,732
Underdog Sports Inc., Series B, (Acquired 01/11/22, Cost: $4,109,441)	79,740	4,032,452

		30,218,184

Internet Software & Services — 0.8%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	23,875,055

IT Services — 0.8%
Open Space Labs Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)	1,687,916	15,005,573
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	9,716,611

		24,722,184

Leisure Products — 1.5%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,982)	2,172,486	48,685,411

Semiconductors & Semiconductor Equipment — 1.5%
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $39,999,991)	1,525,192	39,304,198
Rivos, Series A, (Acquired 12/03/21, Cost: $7,996,292)	999,228	7,863,924

		47,168,122

Software — 7.1%
Anchor Labs, Inc. , Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	9,351,801

Security	Shares	Value

Software (continued)
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)	2,745,894	$14,635,615
Bolt Financial Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)	898,024	44,999,983
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)	2,165,400	11,714,814
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)	900,760	37,849,935
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	26,837,210
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)	333,818	8,812,795
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	19,879,183
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)	909,438	5,238,363
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	10,011,539
Snyk Ltd., Series B, (Acquired 09/02/21, Cost: $24,038,470)	1,675,797	21,115,042
Validere Technologies Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)	4,684,060	9,977,048

		220,423,328

Wireless Telecommunication Services — 0.8%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)	1,365,305	26,773,631

		588,437,959

Total Preferred Securities — 18.9% (Cost: $639,252,062)		588,437,959

Total Long-Term Investments — 100.6% (Cost: $4,001,014,419)		3,122,030,382

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(i)	1,553,197	1,553,197
SL Liquidity Series, LLC, Money Market Series, 0.43%(e)(i)(j)	1,117,083	1,116,748

Total Short-Term Securities — 0.1% (Cost: $2,669,721)		2,669,945

Total Investments Before Options Written — 100.7% (Cost: $4,003,684,140)		3,124,700,327

Options Written — (0.5)% (Premiums Received: $(15,080,218))		(14,780,229)

Total Investments, Net of Options Written — 100.2% (Cost: $3,988,603,922)		3,109,920,098

Liabilities in Excess of Other Assets — (0.2)%		(7,039,599)

Net Assets — 100.0%		$3,102,880,499

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $756,208,919, representing 24.4% of its net assets as of period end, and an original cost of $818,196,318.

(e)	Affiliate of the Trust.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	All or a portion of this security is on loan.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
908 Devices, Inc.	$59,749,533	$—	$(2,016,034)		$(4,971,935)	$(11,301,971)	$41,459,593	2,180,936	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,836,203	—	(283,006	)(a)	—	—	1,553,197	1,553,197	505		—
SL Liquidity Series, LLC, Money Market Series	5,204,477	—	(4,086,425	)(a)	(1,831)	527	1,116,748	1,117,083	3,961	(b)	—

					$(4,973,766)	$(11,301,444)	$44,129,538		$4,466		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ambarella, Inc.	117	04/01/22	USD	165.00	USD	1,228	$(7,020)
Axon Enterprise, Inc.	207	04/04/22	USD	161.00	USD	2,851	(7)
Lattice Semiconductor Corp.	404	04/04/22	USD	58.50	USD	2,462	(118,462)
Ambarella, Inc.	214	04/08/22	USD	115.00	USD	2,245	(19,795)
Penn National Gaming, Inc.	453	04/08/22	USD	52.00	USD	1,922	(2,492)
10X Genomics, Inc., Class A	235	04/14/22	USD	100.00	USD	1,788	(21,150)
10X Genomics, Inc., Class A	114	04/14/22	USD	80.00	USD	867	(29,925)
908 Devices, Inc.	825	04/14/22	USD	20.00	USD	1,568	(80,437)
Ambarella, Inc.	76	04/14/22	USD	170.00	USD	797	(5,700)
Avalara, Inc.	80	04/14/22	USD	115.00	USD	796	(4,200)
Axon Enterprise, Inc.	205	04/14/22	USD	155.00	USD	2,823	(11,275)
AZEK Co., Inc.	347	04/14/22	USD	35.00	USD	862	(1,735)
AZEK Co., Inc.	1,037	04/14/22	USD	30.00	USD	2,576	(93,330)
Bill.Com Holdings, Inc.	250	04/14/22	USD	254.00	USD	5,670	(128,283)
Bio-Techne Corp.	90	04/14/22	USD	410.00	USD	3,897	(252,000)
Blackline, Inc.	196	04/14/22	USD	85.00	USD	1,435	(4,900)
Blackline, Inc.	160	04/14/22	USD	75.00	USD	1,172	(24,400)
Bright Horizons Family Solutions, Inc.	50	04/14/22	USD	135.00	USD	663	(15,125)
Brooks Automation, Inc.	358	04/14/22	USD	95.00	USD	2,967	(53,700)
Chart Industries, Inc.	294	04/14/22	USD	125.00	USD	5,050	(1,389,150)
DigitalOcean Holdings, Inc.	106	04/14/22	USD	70.00	USD	613	(3,710)
DigitalOcean Holdings, Inc.	400	04/14/22	USD	75.00	USD	2,314	(7,000)
DigitalOcean Holdings, Inc.	523	04/14/22	USD	55.00	USD	3,026	(261,500)
Duolingo, Inc., Class A	150	04/14/22	USD	105.00	USD	1,427	(27,750)
Duolingo, Inc., Class A	229	04/14/22	USD	90.00	USD	2,178	(200,375)
Entegris, Inc.	573	04/14/22	USD	140.00	USD	7,521	(51,570)
Figs, Inc., Class A	900	04/14/22	USD	22.50	USD	1,937	(72,000)
Figs, Inc., Class A	305	04/14/22	USD	20.00	USD	656	(62,525)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Five9, Inc.	287	04/14/22	USD	140.00	USD	3,168	$(6,458)
Fiverr International Ltd.	147	04/14/22	USD	110.00	USD	1,118	(3,675)
Fiverr International Ltd.	146	04/14/22	USD	85.00	USD	1,111	(20,440)
Fiverr International Ltd.	322	04/14/22	USD	80.00	USD	2,449	(85,330)
Fox Factory Holding Corp.	455	04/14/22	USD	135.00	USD	4,457	(218,400)
Freshpet, Inc.	404	04/14/22	USD	110.00	USD	4,147	(54,540)
Gitlab, Inc., Class A	370	04/14/22	USD	75.00	USD	2,015	(10,175)
Gitlab, Inc., Class A	515	04/14/22	USD	50.00	USD	2,804	(332,175)
Gitlab, Inc., Class A	301	04/14/22	USD	70.00	USD	1,639	(14,298)
Globant SA	123	04/14/22	USD	290.00	USD	3,223	(33,210)
Halozyme Therapeutics, Inc.	118	04/14/22	USD	36.00	USD	471	(47,495)
Health Catalyst, Inc.	350	04/14/22	USD	35.00	USD	915	(61,250)
HEICO Corp.	263	04/14/22	USD	150.00	USD	4,038	(149,910)
Inmode Ltd.	161	04/14/22	USD	50.00	USD	594	(2,415)
Lattice Semiconductor Corp.	10	04/14/22	USD	70.00	USD	61	(275)
Monolithic Power Systems, Inc.	160	04/14/22	USD	510.00	USD	7,771	(112,000)
Natera, Inc.	216	04/14/22	USD	80.00	USD	879	(1,080)
Natera, Inc.	216	04/14/22	USD	40.00	USD	879	(65,340)
Olink Holding AB, ADR	512	04/14/22	USD	25.00	USD	904	(140,800)
Olink Holding AB, ADR	506	04/14/22	USD	20.00	USD	894	(20,240)
Outset Medical, Inc.	513	04/14/22	USD	39.71	USD	2,329	(325,260)
Paylocity Holding Corp.	261	04/14/22	USD	220.00	USD	5,371	(65,250)
Phreesia, Inc.	750	04/14/22	USD	40.00	USD	1,977	(3,750)
Phreesia, Inc.	811	04/14/22	USD	35.00	USD	2,138	(36,495)
Planet Fitness, Inc., Class A	388	04/14/22	USD	97.50	USD	3,278	(4,850)
Pulmonx Corp.	706	04/14/22	USD	30.00	USD	1,752	(240,040)
Repligen Corp.	117	04/14/22	USD	200.00	USD	2,201	(42,120)
Rexford Industrial Realty, Inc.	315	04/14/22	USD	75.00	USD	2,350	(44,888)
Seer, Inc., Class A	209	04/14/22	USD	15.00	USD	319	(28,738)
Shoals Technologies Group, Inc., Class A	870	04/14/22	USD	20.00	USD	1,482	(17,400)
Shoals Technologies Group, Inc., Class A	1,140	04/14/22	USD	17.50	USD	1,943	(82,650)
Shoals Technologies Group, Inc., Class A	298	04/14/22	USD	15.00	USD	508	(68,540)
Wingstop, Inc.	61	04/14/22	USD	166.00	USD	716	(29,280)
Halozyme Therapeutics, Inc.	416	04/21/22	USD	38.00	USD	1,659	(108,583)
Ambarella, Inc.	157	04/22/22	USD	110.00	USD	1,647	(62,015)
Penn National Gaming, Inc.	188	04/22/22	USD	54.00	USD	797	(3,290)
Penn National Gaming, Inc.	417	04/22/22	USD	46.00	USD	1,769	(37,947)
Ambarella, Inc.	123	04/29/22	USD	100.00	USD	1,291	(118,080)
Penn National Gaming, Inc.	579	04/29/22	USD	46.00	USD	2,456	(70,348)
Ambarella, Inc.	104	05/06/22	USD	110.00	USD	1,091	(57,720)
10X Genomics, Inc., Class A	545	05/20/22	USD	85.00	USD	4,146	(288,850)
10X Genomics, Inc., Class A	228	05/20/22	USD	90.00	USD	1,734	(126,540)
908 Devices, Inc.	500	05/20/22	USD	22.50	USD	951	(45,000)
Ambarella, Inc.	157	05/20/22	USD	110.00	USD	1,647	(105,975)
Avalara, Inc.	400	05/20/22	USD	110.00	USD	3,980	(172,000)
Avalara, Inc.	782	05/20/22	USD	90.00	USD	7,782	(1,110,440)
Axon Enterprise, Inc.	290	05/20/22	USD	132.00	USD	3,994	(396,322)
Bill.Com Holdings, Inc.	192	05/20/22	USD	240.00	USD	4,354	(420,480)
Bio-Techne Corp.	70	05/20/22	USD	430.00	USD	3,031	(192,500)
Blackline, Inc.	250	05/20/22	USD	85.00	USD	1,831	(26,875)
Bright Horizons Family Solutions, Inc.	20	05/20/22	USD	145.00	USD	265	(4,700)
Brooks Automation, Inc.	305	05/20/22	USD	100.00	USD	2,528	(62,525)
Certara, Inc.	500	05/20/22	USD	25.00	USD	1,074	(40,000)
Chart Industries, Inc.	206	05/20/22	USD	177.00	USD	3,538	(215,826)
DigitalOcean Holdings, Inc.	800	05/20/22	USD	80.00	USD	4,628	(100,000)
Duolingo, Inc., Class A	191	05/20/22	USD	100.00	USD	1,817	(169,035)
Duolingo, Inc., Class A	229	05/20/22	USD	95.00	USD	2,178	(251,900)
Entegris, Inc.	574	05/20/22	USD	150.00	USD	7,534	(123,410)
Figs, Inc., Class A	1,223	05/20/22	USD	22.50	USD	2,632	(256,830)
Five9, Inc.	400	05/20/22	USD	115.00	USD	4,416	(296,000)
Fiverr International Ltd.	147	05/20/22	USD	95.00	USD	1,118	(45,202)
Fox Factory Holding Corp.	300	05/20/22	USD	115.00	USD	2,939	(92,250)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Freshpet, Inc.	410	05/20/22	USD	110.00	USD	4,208	$(227,550)
Globant SA	194	05/20/22	USD	280.00	USD	5,084	(241,530)
Halozyme Therapeutics, Inc.	500	05/20/22	USD	40.00	USD	1,994	(112,500)
Health Catalyst, Inc.	320	05/20/22	USD	30.00	USD	836	(22,400)
HEICO Corp.	252	05/20/22	USD	150.00	USD	3,869	(228,060)
Inmode Ltd.	309	05/20/22	USD	42.50	USD	1,141	(55,620)
Innovative Industrial Properties, Inc.	74	05/20/22	USD	220.00	USD	1,520	(45,880)
Innovative Industrial Properties, Inc.	86	05/20/22	USD	210.00	USD	1,766	(87,290)
Lattice Semiconductor Corp.	18	05/20/22	USD	65.00	USD	110	(6,210)
Leslie’s, Inc.	233	05/20/22	USD	23.00	USD	451	(9,903)
Monolithic Power Systems, Inc.	127	05/20/22	USD	500.00	USD	6,168	(363,220)
nCino, Inc.	565	05/20/22	USD	55.00	USD	2,315	(57,912)
Olink Holding AB, ADR	503	05/20/22	USD	22.50	USD	888	(44,013)
Olink Holding AB, ADR	503	05/20/22	USD	16.95	USD	888	(153,243)
Outset Medical, Inc.	522	05/20/22	USD	45.00	USD	2,370	(258,390)
Outset Medical, Inc.	386	05/20/22	USD	50.00	USD	1,752	(72,375)
Paylocity Holding Corp.	117	05/20/22	USD	220.00	USD	2,408	(100,620)
Phreesia, Inc.	600	05/20/22	USD	35.00	USD	1,582	(37,500)
Planet Fitness, Inc., Class A	184	05/20/22	USD	92.50	USD	1,554	(40,940)
Planet Fitness, Inc., Class A	452	05/20/22	USD	95.00	USD	3,818	(71,190)
Pulmonx Corp.	300	05/20/22	USD	30.00	USD	744	(36,750)
Repligen Corp.	186	05/20/22	USD	200.00	USD	3,498	(200,880)
Saia, Inc.	111	05/20/22	USD	310.00	USD	2,706	(29,415)
Seer, Inc., Class A	200	05/20/22	USD	20.00	USD	305	(18,500)
Shoals Technologies Group, Inc., Class A	1,421	05/20/22	USD	22.50	USD	2,421	(88,812)
Wingstop, Inc.	25	05/20/22	USD	131.00	USD	293	(9,375)
Bill.Com Holdings, Inc.	240	06/06/22	USD	280.00	USD	5,443	(287,944)
Bio-Techne Corp.	143	06/10/22	USD	450.00	USD	6,192	(294,792)
Halozyme Therapeutics, Inc.	500	06/17/22	USD	40.00	USD	1,994	(87,500)
nCino, Inc.	345	06/17/22	USD	55.00	USD	1,414	(64,688)

							$(13,673,928)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rexford Industrial Realty, Inc.	Citibank N.A	24,000	04/01/22	USD	76.67	USD	1,790	$(272)
Paylocity Holding Corp.	Goldman Sachs International	13,500	04/04/22	USD	221.22	USD	2,778	(4,224)
AZEK Co., Inc.	BNP Paribas SA	77,000	04/06/22	USD	33.13	USD	1,913	—
Kahoot! ASA	Morgan Stanley & Co. International PLC	480,500	04/06/22	NOK	35.07	NOK	13,281	(159)
Saia, Inc.	Goldman Sachs International	14,800	04/06/22	USD	322.39	USD	3,609	—
Fiverr International Ltd.	Citibank N.A	14,600	04/07/22	USD	87.82	USD	1,111	(4,289)
Kahoot! ASA	UBS AG	387,000	04/12/22	NOK	28.48	NOK	10,697	(43,686)
nCino, Inc.	JPMorgan Chase Bank N.A	24,800	04/12/22	USD	50.98	USD	1,016	(15,923)
Leslie’s, Inc.	Barclays Bank PLC	18,200	04/13/22	USD	22.63	USD	352	(3,256)
Axon Enterprise, Inc.	Goldman Sachs International	23,800	04/21/22	USD	144.80	USD	3,278	(68,685)
Kahoot! ASA	Goldman Sachs International	400,000	04/21/22	NOK	28.61	NOK	11,056	(62,011)
Kahoot! ASA	UBS AG	331,000	04/26/22	NOK	26.18	NOK	9,149	(108,634)
Halma PLC	Goldman Sachs International	16,100	04/27/22	GBP	24.49	GBP	404	(26,455)
Brooks Automation, Inc.	Bank of America N.A	27,300	04/28/22	USD	92.66	USD	2,263	(43,640)
Fiverr International Ltd.	JPMorgan Chase Bank N.A	33,000	04/28/22	USD	85.69	USD	2,510	(90,644)
AZEK Co., Inc.	Goldman Sachs International	70,200	04/29/22	USD	30.07	USD	1,744	(11,878)
Kahoot! ASA	Goldman Sachs International	300,000	05/03/22	NOK	29.92	NOK	8,292	(44,334)
Evolution AB	Morgan Stanley & Co. International PLC	22,700	05/04/22	SEK	1,109.09	SEK	21,976	(62,033)
Globant SA	Bank of America N.A	15,000	05/05/22	USD	278.24	USD	3,931	(149,227)
Halma PLC	Goldman Sachs International	8,500	05/05/22	GBP	25.97	GBP	213	(7,584)
Kahoot! ASA	Goldman Sachs International	598,000	05/13/22	NOK	31.93	NOK	16,529	(69,777)

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Halma PLC	Barclays Bank PLC	49,900	05/24/22	GBP	26.13	GBP	1,252	$(57,126)
Five9, Inc.	JPMorgan Chase Bank N.A.	40,000	06/08/22	USD	120.62	USD	4,416	(232,464)

								$(1,106,301)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$137,608,087	$—	$—	$137,608,087
Auto Components	48,756,082	—	—	48,756,082
Biotechnology	51,983,420	—	—	51,983,420
Building Products	46,780,452	—	—	46,780,452
Chemicals	41,575,529	—	—	41,575,529
Diversified Consumer Services	63,278,164	—	47,080,248	110,358,412
Electrical Equipment	41,901,513	—	—	41,901,513
Electronic Equipment, Instruments & Components	41,459,593	16,051,762	—	57,511,355
Entertainment	—	51,730,223	—	51,730,223
Equity Real Estate Investment Trusts (REITs)	48,858,819	—	—	48,858,819
Food Products	55,123,325	—	—	55,123,325
Health Care Equipment & Supplies	115,078,962	—	—	115,078,962
Health Care Technology	136,000,513	—	—	136,000,513
Hotels, Restaurants & Leisure	110,198,229	18,407,501	—	128,605,730
Internet & Direct Marketing Retail	62,091,529	—	—	62,091,529
IT Services	150,566,818	—	46,778,105	197,344,923
Life Sciences Tools & Services	265,975,214	—	—	265,975,214
Machinery	56,674,481	—	—	56,674,481
Road & Rail	41,675,665	—	—	41,675,665
Semiconductors & Semiconductor Equipment	274,953,002	—	—	274,953,002

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$443,623,844	$40,161,540	$61,912,607	$545,697,991
Specialty Retail	5,307,196	—	—	5,307,196
Convertible Notes	—	—	12,000,000	12,000,000
Preferred Securities
Preferred Stocks	—	—	588,437,959	588,437,959
Short-Term Securities
Money Market Funds	1,553,197	—	—	1,553,197

	$2,241,023,634	$126,351,026	$756,208,919	3,123,583,579

Investments Valued at NAV(a)				1,116,748

				$3,124,700,327

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(11,606,551)	$(3,173,678)	$—	$(14,780,229)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2021	$167,039,627	$12,000,000	$544,568,505	$723,608,132
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	(11,268,667)	—	(30,264,657)	(41,533,324)
Purchases	—	—	74,134,111	74,134,111
Sales	—	—	—	—

Closing balance, as of March 31, 2022	$155,770,960	$12,000,000	$588,437,959	$756,208,919

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$(11,268,667)	$—	$(30,264,657)	$(41,533,324)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$155,770,960	Market	Revenue Multiple	12.25x - 30.00x		20.24x
			EBITDA Multiple	16.00x		—
Convertible Notes	12,000,000	Market	Discount Rate	23%		—
			Revenue Multiple	2.90x		—
			Volatility	47%		—
Preferred Stocks	588,437,959	Market	Revenue Multiple	1.50x - 30.00x		13.16x
			Time to Exit	2.0 - 5.0		3.3
			Volatility	43% - 90%		63%
			Recent Transactions	$ 2.13 - $12.74		$ 8.02

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Market Adjustment Multiple	1.00x - 1.05x		1.03x

$756,208,919

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

GBP	British Pound

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	8